Accounts receivable from card issuers - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 29,348,065	R$ 23,977,109
Accounts Receivable From Card Issuers [Member]
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 28,833,909	R$ 23,364,806